Short-term debt - Schedule of Short Term Bank Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 60,251
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	0	55,065
Short-term bank loans | Panama | Citibank N.A.
Short-term Debt [Line Items]
Short-term debt	$ 0	5,000
Debt Instrument, Basis Spread on Variable Rate	2.10%
Short-term bank loans | Puerto Rico | Citibank N.A.
Short-term Debt [Line Items]
Short-term debt	$ 0	14,000
Debt Instrument, Basis Spread on Variable Rate	2.10%
Short-term bank loans | Chile | Banco de Chile
Short-term Debt [Line Items]
Annual interest rate	6.84%
Short-term debt	$ 0	8,677
Short-term bank loans | Chile | Banco Itaú Chile
Short-term Debt [Line Items]
Annual interest rate	7.53%
Short-term debt	$ 0	17,388
Short-term bank loans | Uruguay | Banco Itaú Uruguay S.A.
Short-term Debt [Line Items]
Annual interest rate	5.74%
Short-term debt	$ 0	8,000
Short-term bank loans | Uruguay | Banco Bilbao Vizcaya Argentaria Uruguay S.A.
Short-term Debt [Line Items]
Annual interest rate	5.55%
Short-term debt	$ 0	$ 2,000